HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-5795 - PremierSolutions Standard (Series A)

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Supplement dated December 6, 2012 to your Prospectus

1.  SUB-ADVISER CHANGES

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND - CLASS A

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND - CLASS F1

LEGG MASON CLEARBRIDGE APPRECIATION FUND - CLASS A

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND – CLASS A

LEGG MASON CLEARBRIDGE MID CAP CORE FUND - CLASS A

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND - CLASS F1

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND - CLASS A

Effective immediately, the name of the above referenced funds’ sub-adviser has changed from ClearBridge Advisors, LLC to ClearBridge Investments, LLC.

2.  FUND NAME CHANGES

Effective January 1, 2013, the following name changes are made to your Prospectus:

Old Name	New Name

Legg Mason ClearBridge Aggressive Growth Fund - Class A	ClearBridge Aggressive Growth Fund - Class A
Legg Mason ClearBridge Aggressive Growth Fund - Class F1	ClearBridge Aggressive Growth Fund - Class F1
Legg Mason ClearBridge Appreciation Fund - Class A	ClearBridge Appreciation Fund - Class A
Legg Mason ClearBridge Fundamental All Cap Value Fund - Class A	ClearBridge All Cap Value Fund - Class A
Legg Mason ClearBridge Mid Cap Core Fund - Class A	ClearBridge Mid Cap Core Fund - Class A
Legg Mason ClearBridge Small Cap Growth Fund - Class F1	ClearBridge Small Cap Growth Fund - Class F1
Legg Mason ClearBridge Small Cap Value Fund - Class A	ClearBridge Small Cap Value Fund - Class A

As a result of the changes, all references to the Old Names in your Prospectus are deleted and replaced with the New Names.

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.